 T. ROWE PRICE
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 International Funds, Inc.

    T. Rowe Price Global Government Bond Fund

 Supplement to prospectus dated May 1, 1997
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 Effective January 1, 1998, Table 3 on page 4 of the Prospectus will be replaced with the following reflecting the lowering of the Global Government Bond Fund's expense ratio limitation from 1.20% to 1.00%.

 Table 3
     Expense Ratio Limitations
                             Limitation Period      Expense Ratio       Reimbursement Date
                                                      Limitation
                             ---------------------------------------------------------------
     Global Government        1/1/98-12/31/98           1.00%                12/31/00
     Bond/a/
                             ---------------------------------------------------------------
     Emerging Markets         1/1/97-12/31/98           1.25%                12/31/00
     Bond/b/
-------------------------------------------------------------------------------------------------



 a The Global Government Bond Fund previously operated under a 1.20% limitation that expired December 31, 1996. The reimbursement period for this limitation extends through December 31, 1998. Effective January 1, 1997 through December 31, 1997, the fund operated under a 1.20% expense limitation. The reimbursement period for this limitation extends through December 31, 2000.

 /b/ Emerging Markets Bond Fund previously operated under a 1.25% limitation that expired December 31, 1996. The reimbursement period for this limitation extends through December 31, 1998.

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 The date of the above supplement is March 6, 1998.
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                                                                       C02-041
 03/06/98
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